General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of General and Administrative Expenses [Line Items]
Total	$ 7,365,859	$ 9,581,030	$ 5,270,966
Staff costs and employee benefits [Member]
Schedule of General and Administrative Expenses [Line Items]
Total	4,461,306	6,757,235	3,356,644
Depreciation and amortization [Member]
Schedule of General and Administrative Expenses [Line Items]
Total	175,791	218,334	263,576
Research and development [Member]
Schedule of General and Administrative Expenses [Line Items]
Total	241,925	261,837	241,241
Office and utilities [Member]
Schedule of General and Administrative Expenses [Line Items]
Total	194,331	172,630	198,135
Other [Member]
Schedule of General and Administrative Expenses [Line Items]
Total	$ 2,292,506	$ 2,170,994	$ 1,211,370